STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss for the period	€ (33,619)	€ (30,218)	€ (33,014)
Actuarial gains (losses) on retirement benefit obligations (IAS 19)	(49)	(96)	31
Items that will not be reclassified subsequently to profit or loss	(49)	(96)	31
Other items in the total profit (loss) to be recycled subsequently to the net profit (loss)	0
Total comprehensive loss	€ (33,668)	€ (30,315)	€ (32,983)